Expenses by Nature (Details) - Schedule of Expenses by Nature - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Expenses by Nature [Abstract]
Payroll and related expenses	$ 8,638	$ 7,647	$ 2,656
Professional fees	5,197	7,421	5,990
Traffic-acquisition, materials used and subcontracted work	76,613	75,455	3,248
Preparation of patents	72	153	471
Rent and office maintenance	187	139	158
Depreciation and amortization	3,979	3,188	342
Advertising and participation in exhibitions	1,233	1,616	1,712
Other	2,239	2,262	1,312
Amazon Fees	4,381	2,558	2,426
TOTAL COST OF REVENUES, RESEARCH AND DEVELOPMENT, SELLING AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	$ 102,539	$ 100,439	$ 18,315